As filed with the Securities and Exchange Commission on May 17, 2013

Securities Act File No. 33-01719

Investment Company Act File No. 811-04494

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 36	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 38	☒

THE GABELLI ASSET FUND

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code 1-800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Sonia K. Kothari, Esq. The Gabelli Asset Fund One Corporate Center Rye, New York 10580-1422	Richard T. Prins, Esq. Skadden, Arps, Slate, Meagher & Flom LLP Four Times Square, 30th Floor New York, New York 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b); or
☐	on (date) pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on (date) pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, THE GABELLI ASSET FUND, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye, and State of New York, on the 17th day of May, 2013.

THE GABELLI ASSET FUND

By:	/s/ Bruce N. Alpert
Bruce N. Alpert President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 36 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Mario J. Gabelli*	Chairman of the Board	May 17, 2013
Mario J. Gabelli

/s/ Bruce N. Alpert	President	May 17, 2013
Bruce N. Alpert	(Principal Executive Officer)

/s/ Agnes Mullady	Treasurer	May 17, 2013
Agnes Mullady	(Principal Financial and Accounting Officer)

Anthony J. Colavita*	Trustee	May 17, 2013
Anthony J. Colavita

James P. Conn*	Trustee	May 17, 2013
James P. Conn

John D. Gabelli*	Trustee	May 17, 2013
John D. Gabelli

Kuni Nakamura*	Trustee	May 17, 2013
Kuni Nakamura

Anthony R. Pustorino*	Trustee	May 17, 2013
Anthony R. Pustorino

Werner J. Roeder*	Trustee	May 17, 2013
Werner J. Roeder

Anthonie C. van Ekris*	Trustee	May 17, 2013
Anthonie C. van Ekris

Salvatore J. Zizza*	Trustee	May 17, 2013
Salvatore J. Zizza

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert Attorney-in-fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase